Loans And Debentures - Schedule of the Principal Currencies and Indexors Used for Monetary Updating of Loans and Financings (Details)	Dec. 31, 2025	Dec. 31, 2024
IPCA [member]
IfrsStatementLineItems [Line Items]
Accumulated change	4.26%	4.83%
CDI [member]
IfrsStatementLineItems [Line Items]
Accumulated change	14.26%	10.83%